EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for each of the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$172,299	$177,527	$168,230
Less: Net income attributable to noncontrolling interests	(17,906)	(31,646)	(25,287)
Income from continuing operations attributable to Dole plc	154,393	145,881	142,943
Loss from discontinued operations, net of income taxes	(28,880)	(21,818)	(56,447)
Net income attributable to Dole plc	$125,513	$124,063	$86,496

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,967	94,917	94,886
Effect of share awards with a dilutive effect	504	201	28
Weighted average number of shares – diluted	95,471	95,118	94,914

Income (loss) per share:
Basic:
Continuing operations	$1.63	$1.54	$1.51
Discontinued operations	(0.31)	(0.23)	(0.60)
Net income per share attributable to Dole plc	$1.32	$1.31	$0.91
Diluted:
Continuing operations	$1.62	$1.53	$1.51
Discontinued operations	(0.30)	(0.23)	(0.60)
Net income per share attributable to Dole plc	$1.32	$1.30	$0.91